SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Shareholders Equity
Summary of Options and Warrants

Weighted Average:	June 30, 2019	December 31, 2018
Risk-free interest rate	2.42%	2.42%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	2018	2017
Risk-free interest rate	2.42%	1.24%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

Schedule of fair market value of the share price

Date	Shares	Issuance Description	Relationship	Share Price	Amount
1/12/18	10,000	Services	Non-related parties	3.000	30,000
1/16/18	7,500	Services	Non-related party	3.000	22,500
2/12/18	2,000	Services	Non-related party	1.608	3,216
2/15/18	5,000	Services	Non-related party	2.000	10,000
2/23/18	5,000	Services	Non-related party	1.700	8,500
3/15/18	5,000	Services	Non-related party	1.700	8,500
3/29/18	33,193	Conversion of accrued salaries	Related parties	1.898	63,000
3/29/18	3,750	Services	Non-related party	1.898	7,117
4/5/18	12,500	Services	Non-related parties	1.580	19,750
4/9/18	12,500	Services	Non-related parties	1.400	17,500
4/27/18	15,000	Services	Non-related party	0.670	10,050
5/2/18	42,017	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.238	10,000
5/7/18	34,100	Services	Non-related parties	0.620	34,100
5/14/18	47,170	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.212	10,000
5/24/18	52,083	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.192	10,000

Date	Shares	Issuance Description	Relationship	Share Price	Amount
6/4/18	117,059	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.136	15,920
6/6/18	86,912	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.136	11,820
6/12/18	85,156	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.128	10,900
7/19/18	100,503	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.119	12,000
7/25/18	290,000	Services	Non-related parties	0.200	58,000
8/6/18	109,091	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.110	12,000
8/28/18	220,588	Services	Non-related party	0.136	30,000
10/5/18	50,000	Services	Non-related party	0.148	7,400
10/8/19	117,429	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.070	8,220
10/11/18	171,429	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.070	12,000
10/17/18	191,857	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.070	13,430
10/19/18	192,000	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.070	13,440
10/23/18	213,611	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.072	15,380
10/26/18	180,676	Principal reduction to convertible note payable. Issued at a discount to the FMV	Non-related party	0.074	13,370
11/12/18	50,000	Services	Non-related party	0.230	11,500
11/30/18	260,417	Services	Non-related party	0.142	36,979
12/14/18	217,656	Cash	Non-related party	0.094	20,547
1/7/19	90,000	Services	Non-related party	0.100	9,000
1/25/19	100,000	Services	Non-related party	0.088	8,800
2/6/19	226,715	Cash	Non-related party	0.061	13,784
2/14/19	12,500	Services	Non-related party	0.306	3,825
2/19/19	166,667	Services	Non-related party	0.240	40,000
3/5/19	289,500	Cash	Non-related party	0.120	34,740
3/7/19	50,000	Services	Non-related party	0.192	9,600
3/13/19	50,000	Services	Non-related party	0.156	7,800
3/19/19	61,043	Cash	Non-related party	0.085	5,176
4/1/19	12,500	Services	Non-related party	0.100	1,250
4/22/19	100,000	Execution of new convertible note payable	Non-related party	3.160	316,000
4/24/19	50,000	Services	Non-related party	3.160	158,000
4/30/19	50,000	Services	Non-related party	2.960	148,000
5/11/19	25,000	Services	Non-related party	2.800	70,000
5/15/19	250,000	Services	Non-related party	0.116	29,000
5/12/19	100,000	Services	Non-related party	0.158	15,800